Annual Operating Expenses {- Fidelity® Growth Discovery Fund} - 06.30 Fidelity Growth Discovery Fund K PRO-08 - Fidelity® Growth Discovery Fund - Fidelity Growth Discovery Fund-Class K	Aug. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.60%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.68%

[1]

(a)The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 3000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.